CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Oct. 02, 2011		Sep. 30, 2012		Oct. 02, 2011		Dec. 31, 2011	Dec. 31, 2010
REVENUES
Service revenue	$ 6,512	[1]	$ 7,275	[1],[2]	$ 21,139	[1]	$ 22,720	[1],[2]	$ 30,651	$ 28,291	[2]
Product sales	5,310	[1]	4,036	[1],[2]	16,423	[1]	11,746	[1],[2]	15,236	12,491	[2]
Total revenues	11,822	[1]	11,311	[1],[2]	37,562	[1]	34,466	[1],[2]	45,887	40,782	[2]
COST OF REVENUES
Cost of service revenue	5,499	[1]	5,692	[1],[2]	18,218	[1]	18,327	[1],[2]	24,884	23,847	[2]
Cost of product sales	3,145	[1]	3,147	[1],[2]	9,828	[1]	8,667	[1],[2]	11,559	9,988	[2]
Total cost of revenues	8,644	[1]	8,839	[1],[2]	28,046	[1]	26,994	[1],[2]	36,443	33,835	[2]
GROSS PROFIT	3,178	[1]	2,472	[1],[2]	9,516	[1]	7,472	[1],[2]	9,444	6,947	[2]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	2,238	[1]	2,042	[1],[2]	6,629	[1]	5,913	[1],[2]	8,247	17,344	[2]
INCOME (LOSS) FROM OPERATIONS	940	[1]	430	[1],[2]	2,887	[1]	1,559	[1],[2]	1,197	(10,397)	[2]
OTHER (INCOME) EXPENSE
Interest expense	189	[1]	228	[1],[2]	556	[1]	738	[1],[2]	969	902	[2]
Other expense (income)	1	[1]	(149)	[1],[2]	12	[1]	(252)	[1],[2]	(426)	178	[2]
Total other expense	190	[1]	79	[1],[2]	568	[1]	486	[1],[2]	543	1,080	[2]
INCOME (LOSS) FROM CONTINUING OPERATIONS									654	(11,477)	[2]
LOSS FROM DISCONTINUED OPERATIONS (See Note, Discontinued Operations)									0	(412)	[2]
NET INCOME (LOSS)	$ 750	[1]	$ 351	[1],[2]	$ 2,319	[1]	$ 1,073	[1],[2]	$ 654	$ (11,889)	[2]
BASIC INCOME PER SHARE (in Dollars per Share)	$ 0.06	[1]	$ 0.03	[1],[2]	$ 0.20	[1]	$ 0.09	[1],[2]
BASIC WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in Shares)	11,785,826	[1]	11,785,826	[1],[2]	11,785,826	[1]	11,785,826	[1],[2]
DILUTED INCOME PER COMMON SHARE (in Dollars per Share)	$ 0.06	[1]	$ 0.03	[1],[2]	$ 0.19	[1]	$ 0.09	[1],[2]
DILUTED WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in Shares)	12,025,964	[1]	11,785,826	[1],[2]	12,094,244	[1]	11,785,826	[1],[2]
BASIC AND DILUTED INCOME (LOSS) PER COMMON SHARE
From Continuing Operations (in Dollars per Share)									$ 0.06	$ (0.98)	[2]
From Discontinued Operations (in Dollars per Share)									$ 0.00	$ (0.03)	[2]
BASIC AND DILUTED WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in Shares)									11,785,826	11,788,185	[1],[2]
BASIC AND DILUTED INCOME (LOSS) PER COMMON SHARE (in Dollars per Share)									$ 0.06	$ (1.01)	[2]

[1]	Unaudited
[2]	Restated